SCHEDULE OF NET EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Income (Loss) to common shareholders (Numerator)	$ (2,846,943)	$ (1,809,962)
Basic weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512
Diluted weighted average number of common shares outstanding (Denominator)	721,534,051	704,599,512